Reserves for Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 International Card Services And Global Commercial Services [Member]
Changes in the cardmember receivable reserve for losses
Balance, January 1	$ 386	$ 546	$ 810
Additions:
Cardmember receivables provisions	603	439	773
Cardmember receivables provisions - other	167	156	84
Total provision	770	595	857
Deductions:
Cardmember receivables net write-offs	(560)	(598)	(1,131)
Cardmember receivables - other	(158)	(157)	10
Balance, December 31	438	386	546
Valuation allowances and reserves, recoveries	349	357	349
Change In Cardmember Receivables Reserve For Losses [Line Items]
Cardmember receivables net write offs due to methodology change				$ 108